Interest in associates and joint ventures - Joint ventures commentary (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures	$ 163	$ 167